Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
NOTE 18:-    SUBSEQUENT EVENTS

In January 2025, the Company repurchased 868,026 outstanding ordinary shares for $200,000, completing the share repurchase program authorized by the Board in July 2024. In February 2025, the Board authorized a new repurchase program under which up to a total of $200,000 is available to purchase the Company’s ordinary shares and/or Convertible Notes. See Note 12(b) for more information.